Convertible Promissory Notes (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Debt Disclosure [Abstract]
Schedule of Derivative Instruments [Table Text Block]
The Company recorded and fair valued the derivative liability as follows:

	Derivative liability as at December 31, 2016	Conversions during Q1 2017	Initial Valuation during Q1 2017	Fair value adjustment on March 31	Derivative liability as at March 31, 2017
Note A	92,693	(25,963)	-	7,424	74,424
Note B and C	382,409	31,610	-	84,823	498,842
Note D and E	-	-	136,969	72,558	209,527
	475,372	5,647	136,969	164,805	782,793

The Company recorded and fair valued the derivative liability as follows:

	September 1	September 30	November 19	December 14	December 31
Initial valuation of derivative liability	$849,431		100,640
Derivate liability	849,431	482,339	582,979	584,670	475,372
Effect of conversion		(108,048)		10,692	-
Change in fair value		(259,044)		(268,046)	(377,344)